Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable
Accounts payable	$ 71,115	$ 41,177
Non-controlling shareholders of subsidiaries
Accounts Payable
Accounts payable	2,922	2,062
Third parties
Accounts Payable
Accounts payable	$ 68,193	$ 39,115